                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [_]; Amendment Number:
This amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sowood Capital Management LP
Address: 62 Walnut Street, Suite 201
         Wellesley, MA 02481

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michelle Gillespie
Title: Director of Operations
Phone: 781-237-2080

Signature, Place and Date of Signing:

/s/ Michelle Gillespie,                Wellesley, MA          November 29, 2007
-------------------------------

Report Type (Check only one.):

[X]13F HOLDINGS REPORT.

[_]13F NOTICE.

[_]13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  0
Form 13F Information Table Value Total:  0

                          FORM 13F INFORMATION TABLE

                     TITLE                                                   VOTING AUTHORITY
                      OF          VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER   ----------------
NAME OF ISSUER       CLASS CUSIP x($1000) PRN AMT PRN CALL DISCRETN MANAGERS SOLE SHARED NONE
--------------       ----- ----- -------- ------- --- ---- -------- -------- ---- ------ ----